Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Prepaid Expenses and Other Current Assets

Note 5 - Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
Prepaid insurance premiums	$62,000	$70,000
Deposit on equipment	124,000	-
Inventory in transit	18,000	-
Security deposit	-	21,000
Other	24,000	13,000
Prepaid expenses and other current assets	$228,000	$104,000